PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal Amount ($)			Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 84.5%
	U.S. TREASURY BILLS — 84.5%
140,000	United States Treasury Bill(a)(d)		3.4600	08/05/25	$139,934
155,000	United States Treasury Bill(a)(d)		4.1900	08/26/25	154,539
155,000	United States Treasury Bill(a)(d)		4.2900	09/02/25	154,413
120,000	United States Treasury Bill(a)(d)		4.2100	09/09/25	119,445
120,000	United States Treasury Bill(a)(d)		4.2400	09/16/25	119,346
120,000	United States Treasury Bill(a)(d)		4.2600	09/23/25	119,245
120,000	United States Treasury Bill(a)(d)		4.2800	09/30/25	119,148
121,000	United States Treasury Bill(a)(d)		4.2800	10/21/25	119,845
100,000	United States Treasury Bill(a)(d)		4.2900	10/28/25	98,965
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,144,918)				1,144,880

Shares					Fair Value
	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
68,177	Dreyfus Government Cash Management - Institutional Class, 4.20% (Cost $68,177)(b)(d)				68,177

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.1%	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
6	S&P 500 Index	08/01/2025	$5,450	$3,803,634	$30
2	S&P 500 Index	08/01/2025	5,660	1,267,878	20
2	S&P 500 Index	08/01/2025	5,675	1,267,878	25
3	S&P 500 Index	08/01/2025	5,680	1,901,817	30
1	S&P 500 Index	08/01/2025	5,750	633,939	10
1	S&P 500 Index	08/08/2025	5,450	633,939	65
14	S&P 500 Index	08/08/2025	5,475	8,875,146	945
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,131)				1,125

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,131)				1,125

	TOTAL INVESTMENTS - 89.6% (Cost $1,215,226)				$1,214,182
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds received - $2,603)				(1,433)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.5%				142,902
	NET ASSETS - 100.0%				$1,355,651

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PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.1)%	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.1)%
6	S&P 500 Index	FCS	08/01/2025	$5,550	$3,803,634	$60
2	S&P 500 Index	FCS	08/01/2025	5,760	1,267,878	25
2	S&P 500 Index	FCS	08/01/2025	5,775	1,267,878	25
3	S&P 500 Index	FCS	08/01/2025	5,780	1,901,817	38
1	S&P 500 Index	FCS	08/01/2025	5,850	633,939	15
1	S&P 500 Index	FCS	08/08/2025	5,550	633,939	80
14	S&P 500 Index	FCS	08/08/2025	5,575	8,875,146	1,190
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,603)					1,433

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $2,603)					$1,433

FCS	- StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $1,213,053.

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